Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounts Payable and Accrued Liabilities, Current [Abstract]
Summary of Accrued Expenses
Accrued expenses consisted of the following (dollars in thousands):

	(unaudited) September 30, 2021	December 31, 2020
Accrued charitable contributions	$6,057	$3,364
Accrued compensation	1,498	875
Sales tax payable	1,422	991
Other	859	94

Total	$9,836	$5,324

Accrued expenses consisted of the following (dollars in thousands):

	December 31, 2020	December 31, 2019
Accrued charitable contributions	$3,364	$1,026
Accrued compensation	875	360
Sales tax payable	991	332
Other	94	172

Total	$5,324	$1,890